UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-00958

T. Rowe Price New Horizons Fund, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

June 30, 2026

New Horizons Fund

Investor Class (PRNHX)

This semi-annual shareholder report contains important information about New Horizons Fund (the "fund") for the period of January 1, 2026 to June 30, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Horizons Fund - Investor Class	$43	0.79%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$14,707,436
Number of Portfolio Holdings	432
Table Summary

Portfolio Turnover Rate	92.1%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Table Summary
Health Care	30.9%
Information Technology	22.3
Industrials & Business Services	19.8
Consumer Discretionary	7.1
Financials	7.1
Energy	5.2
Materials	4.1
Real Estate	1.4
Communication Services	0.8
Other	1.3

Top Ten Holdings (as a % of Net Assets)

Table Summary
Dutch Bros	2.4%
Guardant Health	1.8
Kymera Therapeutics	1.8
Entegris	1.8
Natera	1.5
Lattice Semiconductor	1.4
Old Dominion Freight Line	1.3
Argenx	1.3
Teledyne Technologies	1.0
SiteOne Landscape Supply	1.0

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F42-053 8/26

New Horizons Fund

Investor Class (PRNHX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

June 30, 2026

New Horizons Fund

I Class (PRJIX)

This semi-annual shareholder report contains important information about New Horizons Fund (the "fund") for the period of January 1, 2026 to June 30, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Horizons Fund - I Class	$36	0.66%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$14,707,436
Number of Portfolio Holdings	432
Table Summary

Portfolio Turnover Rate	92.1%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Table Summary
Health Care	30.9%
Information Technology	22.3
Industrials & Business Services	19.8
Consumer Discretionary	7.1
Financials	7.1
Energy	5.2
Materials	4.1
Real Estate	1.4
Communication Services	0.8
Other	1.3

Top Ten Holdings (as a % of Net Assets)

Table Summary
Dutch Bros	2.4%
Guardant Health	1.8
Kymera Therapeutics	1.8
Entegris	1.8
Natera	1.5
Lattice Semiconductor	1.4
Old Dominion Freight Line	1.3
Argenx	1.3
Teledyne Technologies	1.0
SiteOne Landscape Supply	1.0

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F532-053 8/26

New Horizons Fund

I Class (PRJIX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

June 30, 2026

New Horizons Fund

Z Class (TRUZX)

This semi-annual shareholder report contains important information about New Horizons Fund (the "fund") for the period of January 1, 2026 to June 30, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Horizons Fund - Z Class	$0	0.00%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$14,707,436
Number of Portfolio Holdings	432
Table Summary

Portfolio Turnover Rate	92.1%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Table Summary
Health Care	30.9%
Information Technology	22.3
Industrials & Business Services	19.8
Consumer Discretionary	7.1
Financials	7.1
Energy	5.2
Materials	4.1
Real Estate	1.4
Communication Services	0.8
Other	1.3

Top Ten Holdings (as a % of Net Assets)

Table Summary
Dutch Bros	2.4%
Guardant Health	1.8
Kymera Therapeutics	1.8
Entegris	1.8
Natera	1.5
Lattice Semiconductor	1.4
Old Dominion Freight Line	1.3
Argenx	1.3
Teledyne Technologies	1.0
SiteOne Landscape Supply	1.0

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F1263-053 8/26

New Horizons Fund

Z Class (TRUZX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
June 30, 2026
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRNHX New Horizons Fund
PRJIX New Horizons Fund–
.
I Class
TRUZX New Horizons Fund–
.
Z Class

T. ROWE PRICE New Horizons Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET
VALUE
Beginning of period $ 51.71 $ 55.81 $ 56.22 $ 46.33 $ 76.81 $ 82.28
Investment
activities
Net investment
loss
(1)(2)
(0.08) (0.23) (0.22) (0.19) (0.28) (0.48)
Net realized and
unrealized gain/
loss 10.01 2.26 2.55 10.08 (28.02) 8.14
Total from
investment
activities 9.93 2.03 2.33 9.89 (28.30) 7.66
Distributions
Net realized gain — (6.13) (2.74) — (2.18) (13.13)
NET ASSET
VALUE
End of period $ 61.64 $ 51.71 $ 55.81 $ 56.22 $ 46.33 $ 76.81

T. ROWE PRICE New Horizons Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
Ratios/Supplemental Data
Total return
(2)(3)
19.20% 3.15% 3.86% 21.35% (37.00)% 9.71%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.79%
(4)
0.80% 0.79% 0.78% 0.79% 0.75%
Net expenses
after waivers/
payments by
Price Associates 0.79%
(4)
0.80% 0.79% 0.78% 0.79% 0.75%
Net investment
loss (0.30)%
(4)
(0.43)% (0.38)% (0.37)% (0.51)% (0.54)%
Portfolio turnover
rate 92.1% 92.8% 31.9% 54.8% 52.7% 42.5%
Net assets, end of
period (in millions) $4,915 $4,783 $7,756 $10,376 $9,636 $24,296
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE New Horizons Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET
VALUE
Beginning of period $ 52.21 $ 56.22 $ 56.54 $ 46.54 $ 77.03 $ 82.55
Investment
activities
Net investment
loss
(1)(2)
(0.05) (0.16) (0.14) (0.13) (0.20) (0.39)
Net realized and
unrealized gain/
loss 10.12 2.28 2.56 10.13 (28.11) 8.16
Total from
investment
activities 10.07 2.12 2.42 10.00 (28.31) 7.77
Distributions
Net realized gain — (6.13) (2.74) — (2.18) (13.29)
NET ASSET
VALUE
End of period $ 62.28 $ 52.21 $ 56.22 $ 56.54 $ 46.54 $ 77.03

T. ROWE PRICE New Horizons Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
Ratios/Supplemental Data
Total return
(2)(3)
19.29% 3.29% 3.99% 21.49% (36.91)% 9.82%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.66%
(4)
0.66% 0.66% 0.66% 0.66% 0.64%
Net expenses
after waivers/
payments by
Price Associates 0.66%
(4)
0.66% 0.66% 0.66% 0.66% 0.64%
Net investment
loss (0.17)%
(4)
(0.30)% (0.25)% (0.25)% (0.36)% (0.44)%
Portfolio turnover
rate 92.1% 92.8% 31.9% 54.8% 52.7% 42.5%
Net assets, end of
period (in millions) $6,579 $6,067 $9,715 $12,062 $10,763 $11,728
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE New Horizons Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
Z Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET
VALUE
Beginning of period $ 53.70 $ 57.29 $ 57.19 $ 46.77 $ 76.88 $ 82.36
Investment
activities
Net investment
income
(1)(2)
0.14 0.21 0.24 0.21 0.16 0.17
Net realized and
unrealized gain/
loss 10.43 2.33 2.60 10.21 (28.09) 8.14
Total from
investment
activities 10.57 2.54 2.84 10.42 (27.93) 8.31
Distributions
Net realized gain — (6.13) (2.74) — (2.18) (13.79)
NET ASSET
VALUE
End of period $ 64.27 $ 53.70 $ 57.29 $ 57.19 $ 46.77 $ 76.88

T. ROWE PRICE New Horizons Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
Ratios/Supplemental Data
Total return
(2)(3)
19.68% 3.96% 4.68% 22.28% (36.49)% 10.52%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.64%
(4)
0.64% 0.64% 0.64% 0.64% 0.64%
Net expenses
after waivers/
payments by
Price Associates 0.00%
(4)
0.00% 0.00% 0.00% 0.00% 0.00%
Net investment
income 0.49%
(4)
0.37% 0.41% 0.41% 0.29% 0.20%
Portfolio turnover
rate 92.1% 92.8% 31.9% 54.8% 52.7% 42.5%
Net assets, end of
period (in millions) $3,213 $2,603 $2,292 $2,304 $1,905 $3,246
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE New Horizons Fund
June 30, 2026 Unaudited

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  95.5%
COMMUNICATION SERVICES  0.8%
Diversified Telecommunication Services  0.3%
Anterix (1) 470,800 48,464
48,464
Entertainment  0.5%
Atlanta Braves Holdings, Class C (1) 603,200 31,306
Houzz, Acquisition Date: 6/3/14, Cost $6,575 (1)(2)(3) 877,600 —
Madison Square Garden Sports (1) 105,509 42,398
OfferUp, Acquisition Date: 3/6/15, Cost $5,042 (1)(2)(3) 1,012,630 334
74,038
Total Communication Services 122,502
CONSUMER DISCRETIONARY  6.9%
Automobile Components  0.6%
BorgWarner  988,800 65,657
Dana  183,276 4,987
Garrett Motion  540,800 19,593
Schaeffler (EUR)  259,635 2,527
92,764
Diversified Consumer Services  1.1%
Clear Secure, Class A  287,155 16,003
Frontdoor (1) 141,599 10,987
Liberty Live Holdings, Class C (1) 621,361 65,641
OneSpaWorld Holdings  542,900 15,331
Universal Technical Institute (1) 1,103,348 47,190
155,152
Hotels, Restaurants & Leisure  4.3%
Cava Group (1)(4) 528,206 41,454
Cheesecake Factory (4) 373,300 29,692
Dutch Bros, Class A (1) 4,833,676 347,106
Hyatt Hotels, Class A (4) 214,471 41,573
Life Time Group Holdings (1) 2,464,127 100,635
Navan, Class A (1) 260,179 5,950
Rush Street Interactive (1) 477,100 14,189
Viking Holdings (1) 461,544 48,310
628,909
Household Durables  0.4%
Installed Building Products (4) 274,175 63,016
63,016

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
‡
Specialty Retail  0.5%
Victoria's Secret (1) 632,594 52,809
Warby Parker, Class A (1)(4) 809,496 24,560
77,369
Textiles, Apparel & Luxury Goods  0.0%
Kontoor Brands  54,648 4,554
4,554
Total Consumer Discretionary 1,021,764
CONSUMER STAPLES  0.8%
Beverages  0.2%
Vita Coco (1) 426,280 28,194
28,194
Consumer Staples Distribution & Retail  0.6%
Performance Food Group (1)(4) 676,000 75,570
PriceSmart  77,700 15,178
90,748
Food Products  0.0%
Farmers Business Network, Acquisition Date: 11/3/17 - 7/31/20,
Cost $14,239 (1)(2)(3) 588,894 —
—
Total Consumer Staples 118,942
ENERGY  5.2%
Energy Equipment & Services  2.7%
Archrock  978,449 39,833
Expro Group Holdings (1) 2,643,792 39,049
HMH Holding, Class A (1) 485,376 9,096
Kodiak Gas Services  527,212 39,609
Noble (4) 320,479 11,954
Oceaneering International (1) 770,854 31,235
Solaris Energy Infrastructure  463,300 37,277
TechnipFMC  1,378,693 91,407
Tidewater (1) 307,227 20,471
Weatherford International (4) 906,102 73,847
393,778
Oil, Gas & Consumable Fuels  2.5%
Kelt Exploration (CAD) (1) 1,010,500 6,234
Magnolia Oil & Gas, Class A  946,800 24,219
Ovintiv  490,597 25,830
Permian Resources, Class A  7,486,916 137,834
Tourmaline Oil (CAD)  1,725,518 72,148

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
‡
Uranium Energy (1)(4) 8,415,981 89,714
Viper Energy, Class A  358,790 15,213
371,192
Total Energy 764,970
FINANCIALS  6.9%
Banks  2.0%
Coastal Financial (1) 46,880 3,634
Columbia Banking System  2,170,317 69,559
CRB Group, Acquisition Date: 8/26/25, Cost $2,322 (1)(2)(3) 35,725 3,338
Fulton Financial  3,609,237 87,307
Popular  563,574 92,527
Western Alliance Bancorp  518,450 42,617
298,982
Capital Markets  1.3%
BGC Group, Class A  1,434,700 15,337
iCapital, Acquisition Date: 11/14/25, Cost $1,478 (1)(2)(3) 105,546 1,794
Invesco  762,325 20,118
Marex Group  675,990 41,202
Miami International Holdings (1) 210,800 7,833
StoneX Group (1) 606,400 71,858
TPG (4) 359,368 14,572
Virtu Financial, Class A  230,800 13,749
186,463
Consumer Finance  1.4%
Enova International (1) 174,300 41,959
FirstCash Holdings  475,363 102,831
Happen (1) 689,300 14,296
SLM  1,757,900 45,600
204,686
Financial Services  1.4%
Affirm Holdings (1) 498,532 40,655
Marqeta, Class A (1) 2,960,778 12,021
Rocket, Class A (1) 5,485,877 86,403
Sezzle (1) 94,800 16,270
Toast, Class A (1) 1,864,559 51,872
207,221
Insurance  0.8%
Axis Capital Holdings  553,200 59,436
Hanover Insurance Group  233,200 49,933

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
‡
Root, Class A (1) 79,926 4,469
113,838
Total Financials 1,011,190
HEALTH CARE  29.2%
Biotechnology  19.8%
Abivax, ADR (1) 109,661 14,613
Absci (1) 892,000 10,338
Aktis Oncology (1)(4) 196,735 6,341
Alkermes (1) 877,200 45,961
Alnylam Pharmaceuticals (1) 115,173 34,671
Argenx, ADR (1) 208,186 193,149
Ascendis Pharma (1) 355,796 94,898
Atrium Therapeutics (1) 443,263 5,962
Avalo Therapeutics (1) 287,663 5,316
Beam Therapeutics (1) 412,600 14,160
Bridgebio Pharma (1) 213,599 15,909
Cabaletta Bio (1) 1,369,957 4,261
Celcuity (1)(4) 270,240 28,272
Celldex Therapeutics (1) 1,254,603 46,684
CG oncology (1) 1,114,695 79,199
Cogent Biosciences (1) 1,088,459 42,123
Corvus Pharmaceuticals (1)(4) 963,958 14,402
Cullinan Therapeutics (1) 1,019,356 18,562
Cytokinetics (1) 328,664 27,999
Denali Therapeutics (1) 711,908 18,310
Dianthus Therapeutics (1) 673,057 65,610
Disc Medicine (1) 566,760 41,453
Dyne Therapeutics (1) 1,233,541 27,397
Eikon Therapeutics (1)(4) 331,011 4,320
Eikon Therapeutics, Lockup Shares, Acquisition Date: 12/3/21 -
2/14/25, Cost $40,137 (1)(3) 538,431 7,026
Erasca (1) 488,400 8,947
Evommune (1) 614,722 8,170
Gyroscope Therapeutics, Milestone Payment 1, Acquisition
Date: 2/18/22, Cost $8,140 (1)(2)(3) 8,139,642 —
Gyroscope Therapeutics, Milestone Payment 2, Acquisition
Date: 2/18/22, Cost $5,425 (1)(2)(3) 5,424,598 —
Gyroscope Therapeutics, Milestone Payment 3, Acquisition
Date: 2/18/22, Cost $5,425 (1)(2)(3) 5,424,598 —
Hemab Therapeutics Holdings (1) 174,541 6,411
Hyperliquid Strategies (1) 807,000 6,351
Ideaya Biosciences (1) 443,319 16,522
Immuneering, Class A (1)(4) 906,762 4,525

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
‡
Immunome (1) 128,025 2,713
Immunovant (1) 376,375 14,502
Insmed (1) 508,483 54,214
Ionis Pharmaceuticals (1)(4) 559,723 44,380
Kailera Therapeutics (1)(4) 367,899 8,105
Kodiak Sciences (1) 590,816 23,018
Krystal Biotech (1) 170,840 63,496
Kymera Therapeutics (1) 2,257,207 258,834
Madrigal Pharmaceuticals (1) 29,011 15,577
MapLight Therapeutics (1)(4) 398,809 14,293
Mineralys Therapeutics (1) 828,597 22,356
Mirum Pharmaceuticals (1) 823,454 96,402
Moderna (1)(4) 232,100 16,254
Monte Rosa Therapeutics (1)(4) 2,232,091 54,017
Natera (1) 817,775 221,985
Nurix Therapeutics (1) 1,097,649 26,629
ORIC Pharmaceuticals (1) 1,114,736 12,073
Palvella Therapeutics (1) 164,144 25,084
Parabilis Medicines (1)(4) 119,911 3,282
Praxis Precision Medicines (1)(4) 236,569 79,201
Protagonist Therapeutics (1) 380,600 46,654
PTC Therapeutics (1) 351,500 28,672
Relay Therapeutics (1) 1,574,152 29,452
Replimune Group (1) 718,800 7,957
Revolution Medicines (1) 527,759 98,839
Revolution Medicines, Warrants, 11/14/28 (1) 302,672 2,845
Rhythm Pharmaceuticals (1) 779,815 86,583
Ring Therapeutics, Acquisition Date: 4/12/21, Cost $13,087 (1)
(2)(3) 284,498 —
Scholar Rock Holding (1) 2,299,437 126,469
Sionna Therapeutics (1) 70,768 3,113
Spyre Therapeutics (1) 673,799 59,820
Stoke Therapeutics (1) 729,201 23,859
Tango Therapeutics (1) 1,546,027 48,329
TG Therapeutics (1) 1,013,200 55,665
Travere Therapeutics (1) 336,800 19,134
Treeline Biosciences, Warrants, 8/21/35, Acquisition Date:
8/21/25, Cost $— (1)(2)(3) 60,777 564
Twist Bioscience (1) 959,300 98,693
Tyra Biosciences (1)(4) 793,140 25,333
Ultragenyx Pharmaceutical (1) 232,215 7,754
Vaxcyte (1) 405,249 23,557
Vera Therapeutics (1) 1,014,457 43,530
Viridian Therapeutics (1)(4) 1,351,696 24,831

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
‡
Xencor (1) 634,300 10,212
Xenon Pharmaceuticals (1) 902,587 54,480
Zenas Biopharma (1)(4) 466,346 11,836
2,912,458
Health Care Equipment & Supplies  1.5%
Axogen (1)(4) 588,200 27,169
Establishment Labs Holdings (1)(4) 489,000 41,961
Glaukos (1) 204,171 28,535
Kestra Medical Technologies (1) 2,443,527 62,163
Lantheus Holdings (1) 362,700 40,238
Procept Biorobotics (1) 615,254 13,893
Pulse Biosciences (1)(4) 485,300 13,457
227,416
Health Care Providers & Services  3.9%
Alignment Healthcare (1) 2,190,075 52,146
AMN Healthcare Services (1) 450,800 14,592
Billiontoone, Class A (1)(4) 138,948 16,671
BrightSpring Health Services (1) 2,094,465 146,068
Capsule, Acquisition Date: 4/7/21, Cost $8,954 (1)(2)(3) 617,863 229
Concentra Group Holdings Parent  1,005,446 29,912
Guardant Health (1) 1,778,489 266,827
Hims & Hers Health (1)(4) 429,667 14,896
Oscar Health, Class A (1) 868,331 24,765
566,106
Health Care Technology  0.3%
Veeva Systems, Class A (1) 265,592 47,135
47,135
Life Sciences Tools & Services  1.4%
10X Genomics, Class A (1) 1,555,610 59,642
AbCellera Biologics (1)(4) 1,053,900 8,273
Ginkgo Bioworks, Earn Out Shares $15.00, Acquisition Date:
9/17/21, Cost $— (1)(2)(3) 5,448 —
Ginkgo Bioworks, Earn Out Shares $17.50, Acquisition Date:
9/17/21, Cost $— (1)(2)(3) 5,448 —
Ginkgo Bioworks, Earn Out Shares $20.00, Acquisition Date:
9/17/21, Cost $— (1)(2)(3) 5,448 —
Repligen (1) 854,728 116,619
Sartorius Stedim Biotech (EUR)  97,493 20,216
204,750
Pharmaceuticals  2.3%
Alumis (1) 1,369,916 38,549
Arvinas (1) 407,648 3,388

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
‡
Avalyn Pharma (1)(4) 332,412 10,943
Axsome Therapeutics (1) 95,993 23,496
Crinetics Pharmaceuticals (1) 1,742,308 65,197
Definium Therapeutics (1)(4) 1,141,178 53,681
Edgewise Therapeutics (1) 233,600 9,491
Enliven Therapeutics (1) 807,329 40,972
Kardigan (1) 445,253 10,619
Liquidia (1)(4) 521,706 41,596
MediWound (1)(4) 246,170 3,619
Ocular Therapeutix (1) 1,789,197 17,570
SpyGlass Pharma (1) 229,706 5,113
Structure Therapeutics, ADR (1) 207,816 11,154
335,388
Total Health Care 4,293,253
INDUSTRIALS & BUSINESS SERVICES  19.2%
Aerospace & Defense  3.3%
Arxis, Class A (1)(4) 562,255 25,943
Astronics (1)(4) 161,700 13,140
Astronics, Class B (1) 15,820 1,202
BWX Technologies  114,612 22,309
Curtiss-Wright  27,973 21,197
Firefly Aerospace (1)(4) 482,080 14,173
Hawkeye 360 (1) 303,914 6,145
Hexcel  356,700 35,691
Karman Holdings (1) 427,534 21,343
Leonardo DRS  1,102,682 47,052
Loar Holdings (1)(4) 285,168 22,987
MDA Space (1)(4) 433,482 17,894
Mercury Systems (1) 776,269 94,961
Moog, Class A  216,061 91,575
VSE (4) 232,482 53,122
488,734
Air Freight & Logistics  0.1%
CH Robinson Worldwide  74,242 13,983
13,983
Building Products  1.1%
AAON  113,500 14,399
Madison Air Solutions, Class A (1) 522,930 20,394
Modine Manufacturing (1) 252,165 67,333
Zurn Elkay Water Solutions  1,171,887 59,215
161,341

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
‡
Commercial Services & Supplies  0.3%
Casella Waste Systems, Class A (1) 187,058 18,139
OPENLANE (1) 542,500 22,373
UniFirst  34,572 9,143
49,655
Construction & Engineering  2.9%
API Group (1) 2,478,675 104,972
Argan  126,520 101,032
Cardinal Infrastructure Group, Class A (1) 97,315 9,167
Construction Partners, Class A (1) 330,687 39,276
Fluor (1) 447,700 23,455
Granite Construction (4) 174,643 27,608
IES Holdings (1) 23,396 17,188
MYR Group (1) 167,866 84,000
WillScot Holdings  733,600 21,172
427,870
Electrical Equipment  3.7%
Acuity  59,747 22,504
Allient  211,900 21,811
American Superconductor (1) 181,800 7,547
Amprius Technologies (1) 949,401 13,159
Babcock & Wilcox Enterprises (1) 1,344,397 18,956
Ceres Power Holdings (GBP) (1) 1,744,677 11,834
Dpc Holdings (1) 191,511 9,396
EnerSys  190,694 44,588
ERock, Class A (1)(4) 315,338 4,572
Forgent Power Solutions, Class A (1) 352,600 19,696
Hubbell  79,748 41,724
Innio (1) 330,682 13,078
Nextpower, Class A (1)(4) 497,816 59,310
nVent Electric  451,350 76,554
Plug Power (1) 3,410,800 9,243
Regal Rexnord  161,400 38,444
Sensata Technologies Holding  287,900 13,744
Shoals Technologies Group, Class A (1) 3,720,908 36,837
Vicor (1) 201,760 76,624
539,621
Ground Transportation  1.4%
Landstar System  67,200 13,898
Old Dominion Freight Line  917,292 198,685
212,583

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
‡
Machinery  3.9%
Albany International, Class A  82,700 6,161
Atmus Filtration Technologies  758,782 38,690
CECO Environmental (1) 488,300 44,308
Enpro  164,124 61,863
Esab  719,779 70,992
ESCO Technologies  111,200 38,925
Gorman-Rupp  100,900 9,257
Harmonic Drive Systems (JPY)  470,900 23,044
Ingersoll Rand  401,072 32,884
Middleby (1) 125,705 21,623
RBC Bearings (1) 196,021 126,249
SPX Technologies (1) 119,594 29,321
Timken  49,500 7,193
Watts Water Technologies, Class A  169,430 66,323
576,833
Passenger Airlines  0.0%
Joby Aviation (1)(4) 713,900 6,368
Wheels Up Earnout, Acquisition Date: 7/23/21, Cost $— (1)(2)
(3) 1,049,318 —
Wheels Up Earnout, Acquisition Date: 7/23/21, Cost $— (1)(2)
(3) 1,049,318 —
Wheels Up Earnout, Acquisition Date: 7/23/21, Cost $— (1)(2)
(3) 1,049,318 —
6,368
Professional Services  0.9%
Checkr, Acquisition Date: 6/29/18 - 12/2/19, Cost $18,149 (1)
(2)(3)(5) 2,653,566 21,520
FTI Consulting (1) 96,021 14,308
Paylocity Holding (1) 344,879 36,050
Robert Half  446,700 13,714
UL Solutions, Class A (4) 434,407 44,249
129,841
Trading Companies & Distributors  1.6%
Applied Industrial Technologies  46,269 15,646
Diploma (GBP)  353,836 33,445
EquipmentShare.com, Class A (1)(4) 562,900 11,067
SiteOne Landscape Supply (1) 1,323,547 151,427
Xometry, Class A (1) 284,400 27,450
239,035
Total Industrials & Business Services 2,845,864

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
‡
INFORMATION TECHNOLOGY  20.8%
Communications Equipment  1.0%
Extreme Networks (1) 1,239,200 40,113
Harmonic (1) 1,891,800 30,893
Lumentum Holdings (1) 1,592 1,366
Ondas Inc (1)(4) 750,400 6,183
Viavi Solutions (1)(4) 1,300,223 62,086
140,641
Electronic Equipment, Instruments & Components  4.1%
Bel Fuse, Class B  150,974 50,280
Cognex  1,532,144 110,958
CTS  108,800 7,093
Fabrinet (1) 93,957 52,811
Knowles (1) 1,028,100 42,646
LightPath Technologies, Class A (1) 364,300 5,956
Mirion Technologies (1) 90,947 1,631
nLight (1) 245,628 17,101
Novanta (1)(4) 280,632 45,530
Ouster (1) 621,000 38,825
Plexus (1) 132,356 39,795
Teledyne Technologies (1) 231,841 154,615
TTM Technologies (1) 7,800 1,459
Vishay Intertechnology  223,900 12,041
Vishay Precision Group (1) 119,000 17,839
598,580
IT Services  0.5%
Applied Digital (1)(4) 615,400 22,954
DigitalOcean Holdings (1)(4) 300,025 47,113
Whitefiber (1)(4) 168,700 6,554
76,621
Semiconductors & Semiconductor Equipment  10.0%
ACM Research, Class A (1) 331,128 42,017
Aehr Test Systems (1)(4) 284,743 27,352
AIXTRON (EUR)  611,517 36,950
Allegro MicroSystems (1)(4) 1,646,100 114,602
Ambarella (1) 732,337 62,835
Ambiq Micro (1) 93,167 8,227
Amkor Technology  507,609 43,771
Astera Labs (1) 94,527 45,658
AXT (1) 314,415 22,663
BE Semiconductor Industries (EUR)  158,209 52,249
Diodes (1) 236,000 25,828

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
‡
Entegris (4) 1,434,835 258,069
GSI Technology (1) 715,731 5,533
Kulicke & Soffa Industries  236,667 31,657
Lattice Semiconductor (1) 1,341,952 205,265
MACOM Technology Solutions Holdings (1) 84,294 32,063
MaxLinear (1) 530,100 67,869
MKS  49,267 21,914
Monolithic Power Systems  21,482 29,696
Onto Innovation (1) 18,800 7,115
Penguin Solutions (1) 297,400 22,605
Power Integrations (4) 974,851 81,654
Qnity Electronics  80,845 13,203
Rambus (1) 113,918 15,121
Semtech (1) 215,045 34,805
SiTime (1) 42,446 31,646
Skyworks Solutions  623,700 42,287
T1 Energy (1)(4) 984,500 9,333
Teradyne  32,075 15,519
Tower Semiconductor (1) 51,567 13,440
Veeco Instruments (1) 397,836 30,156
Wolfspeed (1)(4) 307,200 14,822
1,465,924
Software  4.9%
Adeia  437,330 14,401
Appfolio, Class A (1)(4) 47,464 7,611
Atlassian, Class A (1) 224,700 17,480
Aurora Innovation (1)(4) 1,228,357 8,377
BlackBerry (1) 4,322,400 54,678
Cipher Digital (1) 2,169,700 53,158
Core Scientific (1)(4) 2,440,100 62,442
Datadog, Class A (1) 560,618 145,963
Gusto, Acquisition Date: 10/6/20 - 11/9/20, Cost $11,149 (1)(2)
(3) 836,888 17,909
Hut 8 (1) 171,900 19,845
InterDigital (4) 48,200 13,647
JFrog (1)(4) 873,493 79,383
Keel Infrastructure (1)(4) 2,516,900 14,447
Procore Technologies (1) 754,066 30,630
Rubrik, Class A (1) 333,745 26,793
Samsara, Class A (1)(4) 1,646,386 53,392
ServiceTitan, Class A (1)(4) 452,736 32,013
Terawulf (1) 2,826,497 69,815
721,984

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
‡
Technology Hardware, Storage & Peripherals  0.3%
IonQ (1)(4) 758,300 40,387
40,387
Total Information Technology 3,044,137
MATERIALS  4.1%
Chemicals  1.2%
Element Solutions  604,000 28,841
Ingevity (1) 439,306 32,803
Perimeter Solutions (1) 1,183,600 42,195
Solstice Advanced Materials  843,122 74,701
178,540
Metals & Mining  2.9%
Alcoa  537,320 28,016
Capstone Copper (CAD) (1) 1,309,200 12,028
ERO Copper (1) 416,100 11,131
First Quantum Minerals (CAD) (1) 3,670,200 100,253
Hudbay Minerals  689,700 16,284
Ivanhoe Electric (1) 2,131,052 20,479
Materion  164,200 48,832
MP Materials (1)(4) 101,040 5,659
OR Royalties (CAD)  581,064 18,400
Reliance  251,933 94,122
SSR Mining (1) 739,492 20,913
USA Rare Earth (1) 2,312,019 49,893
426,010
Total Materials 604,550
MISCELLANEOUS  0.1%
Miscellaneous  0.1%
Kraken Robotics (CAD) (1) 1,595,060 7,164
Total Miscellaneous 7,164
REAL ESTATE  1.4%
Health Care Real Estate Investment Trusts  0.3%
American Healthcare REIT, REIT (4) 824,535 43,000
43,000
Hotel & Resort Real Estate Investment Trusts  0.5%
Pebblebrook Hotel Trust, REIT  1,530,900 29,715
Ryman Hospitality Properties, REIT  294,300 37,832
67,547
Real Estate Management & Development  0.3%
Compass, Class A (1) 1,992,933 24,573

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
‡
Opendoor Technologies (1)(4) 3,317,800 15,328
39,901
Specialized Real Estate Investment Trusts  0.3%
Lamar Advertising, Class A, REIT  281,800 43,955
43,955
Total Real Estate 194,403
UTILITIES  0.1%
Independent Power & Renewable Electricity Producer  0.1%
Fervo Energy, Class A (1) 398,186 11,639
Form Energy, Series G, Warrants, 5/1/31, Acquisition Date:
5/4/26, Cost $— (1)(2)(3) 458,937 4,637
Total Utilities 16,276
Total Common Stocks (Cost $10,364,399) 14,045,015
CONVERTIBLE PREFERRED STOCKS  3.9%
COMMUNICATION SERVICES  0.0%
Entertainment  0.0%
Houzz, Series D, Acquisition Date: 6/3/14, Cost $19,726 (1)(2)
(3) 2,632,810 —
OfferUp, Series A-2, Acquisition Date: 3/6/15, Cost $6,851 (1)
(2)(3) 1,375,830 454
OfferUp, Series C, Acquisition Date: 3/6/15, Cost $11,641 (1)
(2)(3) 2,337,940 1,052
OfferUp, Series C-1, Acquisition Date: 8/26/16, Cost $4,573 (1)
(2)(3) 682,712 335
OfferUp, Series F, Acquisition Date: 7/1/20, Cost $2,026 (1)(2)
(3) 884,802 292
2,133
Media  0.0%
DTX, Series A-1, Acquisition Date: 2/4/22, Cost $8,815 (1)(2)(3) 4,844,924 920
920
Total Communication Services 3,053
CONSUMER DISCRETIONARY  0.2%
Hotels, Restaurants & Leisure  0.2%
Evolve Vacation Rental Network, Series 4, Acquisition Date:
8/15/14, Cost $906 (1)(2)(3)(5) 718,332 2,212
Evolve Vacation Rental Network, Series 5, Acquisition Date:
11/6/15, Cost $4,220 (1)(2)(3)(5) 1,727,442 5,320
Evolve Vacation Rental Network, Series 6, Acquisition Date:
1/18/17, Cost $8,679 (1)(2)(3)(5) 2,218,727 6,834

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
‡
Evolve Vacation Rental Network, Series 7, Acquisition Date:
1/10/18, Cost $3,151 (1)(2)(3)(5) 433,698 1,336
Evolve Vacation Rental Network, Series 8, Acquisition Date:
3/29/18 - 6/15/18, Cost $17,862 (1)(2)(3)(5) 2,098,881 6,465
Evolve Vacation Rental Network, Series 9, Acquisition Date:
5/29/20, Cost $4,323 (1)(2)(3)(5) 745,950 2,297
Total Consumer Discretionary 24,464
CONSUMER STAPLES  0.0%
Food Products  0.0%
Farmers Business Network, Series D, Acquisition Date: 11/3/17
- 7/31/20, Cost $3,161 (1)(2)(3) 131,054 —
Farmers Business Network, Series F, Acquisition Date: 11/3/17
- 7/31/20, Cost $2,036 (1)(2)(3) 83,889 —
Total Consumer Staples —
FINANCIALS  0.2%
Capital Markets  0.2%
iCapital, Series B-1, Acquisition Date: 11/14/25, Cost $7,540 (1)
(2)(3) 538,536 9,155
iCapital, Series B-2, Acquisition Date: 11/14/25, Cost $957 (1)
(2)(3) 68,370 1,162
Trumid Holdings, Series J-A, Acquisition Date: 7/31/20,
Cost $11,909 (1)(2)(3)(6) 24,002 8,665
Trumid Holdings, Series J-B, Acquisition Date: 7/31/20,
Cost $7,186 (1)(2)(3)(6) 24,002 8,664
Trumid Holdings, Series L, Acquisition Date: 9/15/21,
Cost $3,703 (1)(2)(3)(6) 4,229 1,527
29,173
Financial Services  0.0%
Airwallex, Acquisition Date: 6/10/26, Cost $139 (1)(2)(3) 5,099 139
Airwallex Cayman, Series G, Acquisition Date: 11/21/25,
Cost $3,560 (1)(2)(3) 167,118 4,568
4,707
Total Financials 33,880
HEALTH CARE  1.3%
Biotechnology  0.8%
Adarx Pharma, Series C, Acquisition Date: 8/2/23,
Cost $10,269 (1)(2)(3) 1,234,213 14,181
Genesis Therapeutics, Series A, Acquisition Date: 11/24/20,
Cost $6,007 (1)(2)(3) 1,176,193 8,779
Genesis Therapeutics, Series A-2, Acquisition Date: 11/24/20,
Cost $391 (1)(2)(3) 76,477 571
Genesis Therapeutics, Series B, Acquisition Date: 8/10/23,
Cost $3,850 (1)(2)(3) 753,779 5,626

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
‡
Insitro, Series B, Acquisition Date: 5/21/20, Cost $7,412 (1)(2)
(3) 1,189,622 21,759
Insitro, Series C, Acquisition Date: 4/7/21, Cost $15,759 (1)(2)
(3) 861,590 15,759
Tessera Therapeutics, Series C, Acquisition Date: 2/25/22,
Cost $9,702 (1)(2)(3) 826,411 4,281
Tessera Therapeutics, Series D, Acquisition Date: 3/7/25,
Cost $2,426 (1)(2)(3) 468,247 2,426
Treeline Biosciences, Series A, Acquisition Date: 4/9/21 -
9/26/22, Cost $22,681 (1)(2)(3) 2,897,679 26,890
Treeline Biosciences, Series A-1, Acquisition Date: 10/2/24,
Cost $17,466 (1)(2)(3) 2,028,504 18,825
Treeline Biosciences, Series A-2, Acquisition Date: 8/21/25,
Cost $3,489 (1)(2)(3) 405,178 3,760
122,857
Health Care Equipment & Supplies  0.3%
DeepSight Technology, Series C, Acquisition Date: 3/18/26,
Cost $13,448 (1)(2)(3) 1,051,246 13,448
Kardium, Series D-5, Acquisition Date: 11/29/18,
Cost $8,865 (1)(2)(3) 9,149,620 7,495
Kardium, Series D-6, Acquisition Date: 1/8/21, Cost $18,745 (1)
(2)(3) 18,452,429 15,268
36,211
Health Care Providers & Services  0.1%
Capsule, Series 1-D, Acquisition Date: 4/7/21, Cost $8,954 (1)
(2)(3) 617,862 624
Color Health, Series D, Acquisition Date: 12/17/20,
Cost $11,006 (1)(2)(3) 292,304 4,998
Color Health, Series D-1, Acquisition Date: 1/13/20 - 12/23/20,
Cost $12,813 (1)(2)(3) 600,689 6,878
Color Health, Series E, Acquisition Date: 10/26/21,
Cost $4,422 (1)(2)(3) 44,229 1,710
14,210
Life Sciences Tools & Services  0.1%
Manus Bio, Series One-6, Acquisition Date: 3/30/21 - 5/13/25,
Cost $18,372 (1)(2)(3) 1,751,541 5,710
National Resilience, Series B, Acquisition Date: 10/23/20,
Cost $24,828 (1)(2)(3) 1,817,581 15,704
21,414
Total Health Care 194,692

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
‡
INDUSTRIALS & BUSINESS SERVICES  0.6%
Aerospace & Defense  0.0%
ABL Space Systems, Series A-8, Acquisition Date: 3/24/21,
Cost $18,589 (1)(2)(3) 468,377 28
28
Air Freight & Logistics  0.0%
Flexe, Series C, Acquisition Date: 11/18/20, Cost $17,689 (1)
(2)(3) 1,453,824 4,245
Flexe, Series D, Acquisition Date: 4/7/22, Cost $9,169 (1)(2)(3) 449,562 1,673
5,918
Professional Services  0.6%
Checkr, Series C, Acquisition Date: 4/10/18, Cost $25,265 (1)
(2)(3)(5) 5,552,310 45,029
Checkr, Series D, Acquisition Date: 9/6/19, Cost $45,551 (1)(2)
(3)(5) 4,517,982 36,641
81,670
Total Industrials & Business Services 87,616
INFORMATION TECHNOLOGY  1.5%
IT Services  0.0%
Haul Hub, Series B, Acquisition Date: 2/14/20 - 3/3/21,
Cost $13,004 (1)(2)(3)(5) 891,864 375
Haul Hub, Series C, Acquisition Date: 4/14/22, Cost $5,451 (1)
(2)(3)(5) 288,891 121
496
Software  1.5%
Advanced Machine Intelligence, Acquisition Date: 4/24/26,
Cost $6,792 (EUR) (1)(2)(3) 1,934 6,629
Baseten Labs, Series F, Acquisition Date: 6/15/26,
Cost $3,384 (1)(2)(3) 12,624 3,384
Databricks, Series F, Acquisition Date: 10/22/19,
Cost $6,238 (1)(2)(3) 435,695 97,047
Gusto, Series C, Acquisition Date: 7/16/18, Cost $20,951 (1)(2)
(3) 2,755,737 58,973
Gusto, Series D, Acquisition Date: 7/16/19, Cost $19,989 (1)(2)
(3) 1,501,509 32,132
Harvey AI Corp, Series F, Acquisition Date: 12/3/25,
Cost $2,130 (1)(2)(3) 85,276 2,869
Physical Intelligence, Acquisition Date: 5/22/26, Cost $6,560 (1)
(2)(3) 13,044 6,560
Physical Intelligence, Series B, Acquisition Date: 10/24/25,
Cost $1,455 (1)(2)(3) 5,359 2,695

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
‡
SecurityScorecard, Series E, Acquisition Date: 3/5/21,
Cost $18,207 (1)(2)(3) 3,604,617 8,471
218,760
Total Information Technology 219,256
MATERIALS  0.0%
Metals & Mining  0.0%
Cyclic Materials, Series C, Acquisition Date: 12/11/25 - 1/30/26,
Cost $3,561 (1)(2)(3) 432,700 3,561
Total Materials 3,561
UTILITIES  0.1%
Independent Power & Renewable Electricity Producer  0.1%
Form Energy, Series G, Acquisition Date: 5/4/26,
Cost $13,926 (1)(2)(3) 1,376,814 13,926
Total Utilities 13,926
Total Convertible Preferred Stocks (Cost $591,780) 580,448
PREFERRED STOCKS  0.4%
HEALTH CARE  0.4%
Life Sciences Tools & Services  0.4%
Sartorius (EUR)  217,276 57,002
Total Health Care 57,002
Total Preferred Stocks (Cost $32,046) 57,002
SHORT-TERM INVESTMENTS  0.2%
Money Market Funds  0.2%
T. Rowe Price Government Reserve Fund, 3.69% (5)(7) 24,140,297 24,140
Total Short-Term Investments (Cost $24,140) 24,140

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL  3.0%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 3.0%
Money Market Funds 3.0%
T. Rowe Price Treasury Reserve Fund, 3.66% (5)(7) 436,587,938 436,588
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 436,588
Total Securities Lending Collateral (Cost $436,588) 436,588
Total Investments in Securities
103.0% of Net Assets
(Cost $11,448,953) $ 15,143,193
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) See Note 2. Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $637,799 and represents 4.3% of net assets.
(4) See Note 4. All or a portion of this security is on loan at June 30, 2026.
(5) Affiliated Companies
(6) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(7) Seven-day yield
ADR American Depositary Receipts
CAD Canadian Dollar
EUR Euro
GBP British Pound
JPY Japanese Yen
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE New Horizons Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Checkr  $ — $ (2,096) $ —
Checkr, Series C  — (4,387) —
Checkr, Series D  — (3,569) —
Evolve Vacation Rental Network, Series 4  — (417) —
Evolve Vacation Rental Network, Series 5  — (1,002) —
Evolve Vacation Rental Network, Series 6  — (1,287) —
Evolve Vacation Rental Network, Series 7  — (251) —
Evolve Vacation Rental Network, Series 8  — (1,217) —
Evolve Vacation Rental Network, Series 9  — (433) —
Haul Hub, Series B  — (927) —
Haul Hub, Series C  — (301) —
T. Rowe Price Government Reserve Fund,
3.69% — — 5,509
T. Rowe Price Treasury Reserve Fund, 3.66% — — — ++
Totals $ — # $ (15,887) $ 5,509 +

T. ROWE PRICE New Horizons Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
12/31/25
Purchase
Cost
Sales
Cost
Value
6/30/26
Checkr  $ 23,617 $ — $ 1 $ 21,520
Checkr, Series C  49,416 — — 45,029
Checkr, Series D  40,210 — — 36,641
Evolve Vacation Rental
Network, Series 4  2,629 — — 2,212
Evolve Vacation Rental
Network, Series 5  6,322 — — 5,320
Evolve Vacation Rental
Network, Series 6  8,121 — — 6,834
Evolve Vacation Rental
Network, Series 7  1,587 — — 1,336
Evolve Vacation Rental
Network, Series 8  7,682 — — 6,465
Evolve Vacation Rental
Network, Series 9  2,730 — — 2,297
Haul Hub, Series B  1,302 — — 375
Haul Hub, Series C  422 — — 121
T. Rowe Price Government
Reserve Fund, 3.69% 138,681 ¤ ¤ 24,140
T. Rowe Price Treasury
Reserve Fund, 3.66% 272,727 ¤ ¤ 436,588
Total $ 588,878 ^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4.
+ Investment income comprised $5,509 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $607,289.

T. ROWE PRICE New Horizons Fund
June 30, 2026 Unaudited
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $11,448,953) $ 15,143,193
Receivable for investment securities sold 174,868
Cash 22,881
Dividends receivable 1,375
Receivable for shares sold 1,186
Due from affiliates 1,143
Foreign currency (cost $634) 636
Other assets 491
Total assets 15,345,773
Liabilities
Obligation to return securities lending collateral 436,588
Payable for investment securities purchased 181,159
Payable for shares redeemed 11,748
Investment management fees payable 7,345
Payable to directors 7
Other liabilities 1,490
Total liabilities 638,337
NET ASSETS $ 14,707,436
Net Assets Consist of:
Total distributable earnings (loss) $ 5,294,048
Paid-in capital applicable to 235,354,471 shares of $1.00
par value capital stock outstanding; 1,600,000,000 shares
authorized 9,413,388
NET ASSETS $ 14,707,436
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $4,915,450; Shares outstanding: 79,738,035) $ 61.64
I Class
(Net assets: $6,578,774; Shares outstanding:
105,623,759) $ 62.28
Z Class
(Net assets: $3,213,212; Shares outstanding: 49,992,677) $ 64.27

T. ROWE PRICE New Horizons Fund
Unaudited
Statement of Operations

($000s)
6 Months
Ended
6/30/26
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $421) $ 32,259
Securities lending 1,407
.
  Interest 64
Other 6
Total income 33,736
Expenses
Investment management 43,367
Shareholder servicing
Investor Class $ 3,456
I Class 714 4,170
Prospectus and shareholder reports
Investor Class 39
I Class 21
Z Class 1 61
Custody and accounting 237
Registration 43
Legal and audit 27
Directors 18
Miscellaneous 77
Waived / paid by Price Associates (9,344)
Total expenses 38,656
Net investment loss (4,920)

T. ROWE PRICE New Horizons Fund
Unaudited
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/26
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 1,409,997
Futures 17,672
Foreign currency transactions (2)
Net realized gain 1,427,667
Change in net unrealized gain / loss
Securities 1,045,322
Other assets and liabilities denominated in foreign currencies (17)
Change in net unrealized gain / loss 1,045,305
Net realized and unrealized gain / loss 2,472,972
INCREASE IN NET ASSETS FROM OPERATIONS $ 2,468,052

T. ROWE PRICE New Horizons Fund
Unaudited
Statement of Changes in Net Assets

($000s)
6 Months
Ended
6/30/26
Year
Ended
12/31/25
Increase (Decrease) in Net Assets
Operations
Net investment loss $ (4,920) $ (39,841)
Net realized gain 1,427,667 3,179,949
Change in net unrealized gain / loss 1,045,305 (2,947,196)
Increase in net assets from operations 2,468,052 192,912
Distributions to shareholders
Net earnings
Investor Class – (523,658)
I Class – (672,621)
Z Class – (265,303)
Decrease in net assets from distributions – (1,461,582)
Capital share transactions
*
Shares sold
Investor Class 116,466 2,194,505
I Class 155,564 294,822
Z Class 307,512 541,053
Distributions reinvested
Investor Class – 504,215
I Class – 601,287
Z Class – 265,303
Shares redeemed
Investor Class (819,451) (5,196,842)
I Class (743,204) (3,939,324)
Z Class (230,292) (306,245)
Decrease in net assets from capital share
transactions (1,213,405) (5,041,226)

T. ROWE PRICE New Horizons Fund
Unaudited
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/26
Year
Ended
12/31/25
Net Assets
Increase (decrease) during period 1,254,647 (6,309,896)
Beginning of period 13,452,789 19,762,685
End of period $ 14,707,436 $ 13,452,789
*Share information (000s)
Shares sold
Investor Class 2,090 39,747
I Class 2,759 5,446
Z Class 5,461 9,218
Distributions reinvested
Investor Class – 9,322
I Class – 11,008
Z Class – 4,725
Shares redeemed
Investor Class (14,860) (95,534)
I Class (13,337) (73,045)
Z Class (3,939) (5,470)
Decrease in shares outstanding (21,826) (94,583)

T. ROWE PRICE New Horizons Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price New Horizons Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The New Horizons
Fund, Inc. (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks long-term capital growth by investing primarily in common stocks of small, rapidly growing companies. The fund has three classes of shares: the New Horizons Fund,
Inc. (Investor Class), the New Horizons Fund–I Class (I Class) and the New
Horizons Fund–Z Class (Z Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts.
The Z Class is only available to funds advised by T. Rowe Price Associates,
Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially

T. ROWE PRICE New Horizons Fund

recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.
In-Kind Redemptions  In accordance with guidelines described in the fund’s prospectus, and when considered to be in the best interest of all shareholders, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the six months ended June 30, 2026, the fund realized $7,563,000 of net gain on
$19,718,000 of in-kind redemptions.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as

T. ROWE PRICE New Horizons Fund

may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE New Horizons Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.

T. ROWE PRICE New Horizons Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on June 30,
2026 (for further detail by category, please refer to the accompanying Portfolio of Investments):

T. ROWE PRICE New Horizons Fund

Following is a reconciliation of the fund’s Level 3 holdings for the six months ended
June 30, 2026. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain/loss on Level 3 instruments held at June 30, 2026, totaled $(14,837,000) for the six months ended June 30, 2026.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument.
Because the Valuation Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 13,591,172 $ 403,518 $ 50,325 $ 14,045,015
Convertible Preferred Stocks — — 580,448 580,448
Preferred Stocks — 57,002 — 57,002
Short-Term Investments 24,140 — — 24,140
Securities Lending Collateral 436,588 — — 436,588
Total $ 14,051,900 $ 460,520 $ 630,773 $ 15,143,193
($000s)
Beginning
Balance
12/31/25
Gain
(Loss)
During
Period
Total
Purchases Total Sales
Ending
Balance
6/30/26
Investment in Securities
Common Stocks $ 55,027 $ (2,105) $ — $ (2,597) $ 50,325
Convertible Preferred Stocks 598,108 3,45 2 44,29 7 (65,409) 580,448
Total $ 653,135 $ 1,34 7 $ 44,29 7 $ (68,006) $ 630,773

T. ROWE PRICE New Horizons Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Inputs(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stocks
$50,325 Recent
comparable
transaction
price(s)
-# -# -# -#
Discount for
uncertainty
25%
- 100%
25% Decrease
Market
comparable
Probability
for potential
outcome
25%
- 50%
38% Increase
Enterprise
value to sales
multiple
0.8x
- 4.3x
3.6x Increase
Sales growth
rate
17% 17% Increase
Enterprise
value to gross
profit multiple
2.2x
- 6.0x
5.6x Increase
Gross profit
growth rate
17% 17% Increase
Price-to-
earnings
multiple
16.8x 16.8x Increase
Price-to-
tangible book
value multiple
1.9x 1.9x Increase
Premium to
public company
multiples
19%
- 26%
22% Increase
Discount
for lack of
recoverability
-# -# -#
Discount
for lack of
recoverability
100% 100% Decrease
Discount for
uncertainty
100% 100% Decrease

T. ROWE PRICE New Horizons Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Inputs(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Discount
for lack of
marketability
10% 10% Decrease
Convertible
Preferred
Stocks
$580,448 Recent
comparable
transaction
price(s)
-# -# -# -#
Discount
for strategic
investment
20% 20% Decrease
Discount for
uncertainty
25% 25% Decrease
Market
comparable
Premium for
liquidation
preference
-# -# -#
Private
company
valuation
-# -# -#
Probability
for potential
outcome
10%
- 70%
33% Increase
Enterprise
value to sales
multiple
0.5x
- 17.7x
7.4x Increase
Sales growth
rate
12%
- 70%
30% Increase
Enterprise
value to gross
profit multiple
0.7x
- 23.2x
10.1x Increase
Gross profit
growth rate
17%
- 45%
32% Increase
Enterprise
value to
EBITDA
multiple
8.1x 8.1x Increase

T. ROWE PRICE New Horizons Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the Valuation Designee.
NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended June 30, 2026, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information.
The fund may use derivatives for a variety of purposes and may use them to
Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Inputs(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Premium to
public company
multiples
19%
- 69%
41% Increase
Cost of capital 20% 20% Decrease
Discount
for lack of
recoverability
100% 100% Decrease
Discount for
uncertainty
100% 100% Decrease
Discount
for lack of
marketability
10% 10% Decrease

T. ROWE PRICE New Horizons Fund

establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. As of June 30,
2026, the fund held no derivative instruments.
The amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended June 30, 2026, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
Futures Contracts  The fund is subject to equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rates, security prices, foreign currencies, and credit quality;
as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date,
($000s)
Location of Gain (Loss) on Statement of Operations
Futures
Realized Gain (Loss)
Equity derivatives
$
17,672
Total
$
17,672

T. ROWE PRICE New Horizons Fund

underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values, and potential losses in excess of the fund’s initial investment. During the six months ended
June 30, 2026, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally less than 1% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and

T. ROWE PRICE New Horizons Fund

indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Any non-cash collateral received cannot be sold, re-invested or pledged by the fund, except in the event of borrower default. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At June 30, 2026, the value of loaned securities was $578,554,000, including securities sold but not yet settled, which are not reflected in the accompanying Portfolio of Investments; the aggregate value of collateral was $593,385,000 and consisted of cash collateral and related investments of $436,588,000 and U.S. government securities of
$156,797,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $12,533,213,000 and
$13,652,182,000, respectively, for the six months ended June 30, 2026.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
At June 30, 2026, the cost of investments (including derivatives, if any) for federal income tax purposes was $11,519,376,000. Net unrealized gain aggregated $3,623,812,000 at period-end, of which $4,179,435,000 related to appreciated investments and $555,623,000 related to depreciated investments.

T. ROWE PRICE New Horizons Fund

NOTE 6 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.35%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At June 30, 2026, the effective annual group fee rate was 0.28%. Price Associates has contractually agreed, at least through February 28, 2028, to waive a portion of its management fee so that an individual fund fee of 0.2975% is applied to the fund’s average daily net assets that are equal to or greater than $40 billion. Thereafter, this agreement will automatically renew for one-year terms unless terminated by the fund’s
Board. Any fees waived under this agreement are not subject to reimbursement to Price Associates by the fund. No management fees were waived under this arrangement for the six months ended June 30, 2026.

T. ROWE PRICE New Horizons Fund

The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval by the fund’s Board.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval by the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may

T. ROWE PRICE New Horizons Fund

only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the six months ended June 30, 2026 as indicated in the table below. At June 30, 2026, there were no amounts subject to repayment by the fund. Any repayment of expenses previously waived/paid by Price
Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the six months ended June 30,
2026, expenses incurred pursuant to these service agreements were $64,000 for Price Associates; $1,987,000 for T. Rowe Price Services, Inc.; and $255,000
for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates invests. As approved by the fund’s
Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its
Investor
Class I Class Z Class
Expense limitation/I Class Limit 0.99% 0.05% 0.00%
Expense limitation date 02/29/28 02/29/28 N/A
(Waived)/repaid during the period ($000s) $— $— $(9,344)

T. ROWE PRICE New Horizons Fund

shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/
paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the six months ended June 30, 2026, the fund was charged $25,000 for shareholder servicing costs related to the college savings plans, which is net of a reimbursement by Price of $7,000. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities. At
June 30, 2026, approximately 1% of the outstanding shares of the I Class were held by college savings plans.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At June 30, 2026, 100% of the Z Class's outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Treasury Reserve Fund. The Price Reserve Funds pay no
investment management fees.
As of June 30, 2026, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 310,963 shares of the I Class, representing less than 1% of the I Class's net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended June 30, 2026, the fund had no purchases or sales cross trades with other funds or accounts advised by Price
Associates.

T. ROWE PRICE New Horizons Fund

NOTE 8 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Group acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 9 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE New Horizons Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 11-12, 2026 (Meeting), the Board, including all of the fund’s independent directors who were present in person at the Meeting, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser about various topics and information provided to it by the Adviser. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the
T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services include, but are not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance and infrastructure, as well as compliance with new and evolving regulatory requirements (e.g., derivatives and liquidity risk management); maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.

T. ROWE PRICE New Horizons Fund

Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and (as applicable) peer groups of funds with similar investment programs for various periods through December 31,
2025. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2025, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of investment company data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board noted that, as of December 31, 2025, the fund lagged its benchmark for certain performance periods and, where applicable, the fund’s total returns ranked in the 4
th
quartile for certain periods when compared to performance peer groups selected by third-party data providers. The Adviser provided the Board with information addressing the fund’s performance relative to its benchmarks and performance peers (as applicable) during the applicable periods and the primary reasons for such results. The Board considered the Adviser’s responses relating to the fund’s performance during certain of the evaluated periods and noted that it will continue to monitor the fund’s performance. The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the
Adviser (and its affiliates) may have realized from its relationship with the fund, including any research received under soft-dollar arrangements with broker-dealers.
In considering soft-dollar arrangements, the Board noted that the Adviser may use
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE New Horizons Fund

brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale potentially realized by the Adviser. Under the Advisory Contract, the fund pays a management fee to the Adviser for investment management services composed of two components – a group fee rate based on the combined average net assets of most of the T. Rowe Price mutual funds and ETFs (including the fund) (“group fee rate assets”) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets – and the fund pays its own expenses of operations. The group fee schedule is graduated so the group fee rate decreases as total group fee rate assets increase and the group fee rate increases as total group fee rate assets decrease. As a result, shareholders benefit from overall growth in T. Rowe Price fund assets, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds thus allowing shareholders of those funds to share potential economies of scale.
The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its management fees and/or bear any operating expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
The fund also offers a Z Class, which serves as an underlying investment within certain T. Rowe Price fund of fund arrangements. The Adviser waives its management fee on the Z Class and waives or bears the Z Class’s other operating expenses, with certain exceptions. The Board considered whether the management fee and operating expense waivers on the Z Class may present a means for cross-
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE New Horizons Fund

subsidization of the Z Class by other share classes of the fund. In that regard, the
Board noted that the Z Class operating expenses are covered by the all-inclusive fees charged by the investing T. Rowe Price fund of funds and that any Z Class operating expenses not covered by the investing T. Rowe Price funds of funds’ fees are paid by the Adviser and not by shareholders of any other share class of the fund.
In addition, the Board noted that the fund shares in potential economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe
Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the management fee structure for the fund provides for a reasonable sharing of benefits from potential economies of scale with the fund and its investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, and total expenses of the fund’s Investor Class and
I Class with a group of competitor funds selected by Broadridge (Expense Group);
and (ii) actual management fees and total expenses of the fund’s Investor Class and I Class with a broader set of funds within the Lipper investment classification
(Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements)
in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses.
Broadridge compared the fund with peer groups consisting of mid-cap growth funds.
In comparison to other mid-cap growth funds, the information provided to the Board for the fund’s Investor Class indicated that the contractual management fee ranked in the fifth quintile (Expense Group), the actual management fee rate ranked in the first quintile (Expense Group) and second quintile (Expense Universe), and the total expenses ranked in the first quintile (Expense Group and Expense Universe). In
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE New Horizons Fund

comparison to other mid-cap growth funds, the information provided to the Board for the fund’s I Class indicated that the contractual management fee ranked in the fifth quintile (Expense Group), the actual management fee rate ranked in the first quintile (Expense Group) and second quintile (Expense Universe), and the total expenses ranked in the first quintile (Expense Group and Expense Universe).
At the request of the Adviser, Broadridge also compared the fund with peer groups consisting of small-cap growth funds. In comparison to other small-cap growth funds, the information provided to the Board for the fund’s Investor Class indicated
that the contractual management fee ranked in the fourth quintile (Expense
Group), the actual management fee rate ranked in the first quintile (Expense
Group and Expense Universe), and the total expenses ranked in the first quintile
(Expense Group and Expense Universe). In comparison to other small-cap growth funds, the information provided to the Board for the fund’s I Class indicated that the contractual management fee ranked in the fourth quintile (Expense Group), the actual management fee rate ranked in the first quintile (Expense Group and
Expense Universe), and the total expenses ranked in the first quintile (Expense
Group and Expense Universe).
The Board was provided the fee schedules and other account fee information for certain comparable investment portfolios that are advised or subadvised by the
Adviser and its affiliates, including separately managed accounts for institutional investors; subadvised funds; and other sponsored investment portfolios that are not registered investment companies, including collective investment trusts and pooled vehicles organized and offered to investors outside the United
States. The fee schedules and account fee information, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory clients and other types of clients, including information about how the requirements, economics and risks of the domestic and international businesses may differ from those of the proprietary mutual fund and ETF (“registered fund”) business. The Board considered information showing that the Adviser’s proprietary registered fund business is generally more complex from a business and regulatory perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE New Horizons Fund

Adviser to manage its registered fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F42-051 8/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price New Horizons Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 19, 2026